Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade receivables and contract assets - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivables and contract assets [Abstract]
Trade receivables and contract assets arising from contracts with customers	€ 8,560	€ 3,118
thereof trade receivables	7,586	1,491
thereof contract assets	974	1,627
Impairment loss on trade receivables and contract assets arising from contracts with customers	(163)	(91)
Total	€ 8,397	€ 3,026